Basis Of Presentation and General Information (Details) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 18, 2013	Dec. 31, 2012 Box Ships Inc.	Dec. 31, 2012 Innovation Holdings Sa [Member]	Dec. 24, 2012 Innovation Holdings Sa [Member]
Common stock - shares issued			11,000,000	4,901,961	4,901,961
Common Stock - par value	$ 0.001		$ 0.01
Sale Of Stock Price Per Share			$ 12
Ten for one reverse stock split	10-for-1		10-for-1
Number of shares of capital stock surrended			100
Percentage of ownership in Box Ships		13.80%	16.40%
Ownership percentage by CEO	56.50%		11.40%